Other Disclosures - Acquisitions ProfoundBio - Consolidated Revenue and Net Profit for 2024 (Narrative) (Details) $ in Millions	Dec. 31, 2024 USD ($)
ProfoundBio
Disclosure of detailed information about business combination [line items]
Restricted cash balances for funds held in escrow	$ 30